Shareholders equity - Treasury shares (Details) - BRL (R$)			12 Months Ended
	Aug. 09, 2024	Jan. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2024
Disclosure of classes of share capital [line items]
Balance, Beginning of the period			34,765,600,000	51,911,569,000
Exercised (note 22.2)			(1,005,113,000)
Repurchase			51,115,300,000	20,000,000,000
Canceled			(60,000,000,000)	(37,145,969,000)
Treasury Stock, Number of Shares			24,875,787,000	34,765,600,000	51,911,569,000
Weighted Average Price Per Share, Treasury Shares			R$ 42.69	R$ 40.84
Exercised (note 22.2)			47.55
Repurchase			54.91	44.05
Canceled			48.40	40.84
Weighted Average Price Per Share, Treasury Shares			R$ 53.84	R$ 42.69	R$ 40.84
Treasury shares			R$ 1,484,014,000	R$ 2,120,324,000
Exercised (note 22.2)			(47,794,000)
Repurchase			2,806,764,000	880,914,000	R$ (1,904,424,000)
Canceled			(2,903,787,000)	(1,517,224,000)
Treasury shares			1,339,197,000	1,484,014,000	2,120,324,000
Market Value Of Treasury Shares			1,934,010,000	2,504,214,000
Exercised (note 22.2)			(54,213,000)
Repurchase			2,806,764,000	880,914,000
Canceled			(3,238,200,000)	(1,570,532,000)
Market Value Of Treasury Shares			R$ 1,536,826,000	R$ 1,934,010,000	R$ 2,504,214,000
Share repurchase program, authorized, number of shares (in shares)			11,115,300,000
Treasury shares cancelled
Disclosure of classes of share capital [line items]
Canceled	40,000,000	20,000,000
Share Repurchase Program Authorised						40,000,000
Period for shares to be held as treasury shares		18 months